Other Noncurrent Liabilities (Notes)	12 Months Ended
Dec. 31, 2011
Other Liabilities [Abstract]
Other Noncurrent Liabilities [Text Block]
OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities are as follows (in thousands):

	December 31, 2011	December 31, 2010
Environmental liabilities	$2,621	$4,814
Asset retirement obligations	44	41
Total Other Noncurrent Liabilities	$2,665	$4,855

For further discussion related to environmental liabilities and AROs, see Note M - Commitments and Contingencies.